Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2013
Discontinued Operations [Abstract]
Summary Of Future Minimum Lease Payments And Amortization Expense

		Future
	Future Rentals	Amortization
2013	$198,000	$44,333
2014	792,000	177,334
2015	871,200	177,334
2016	871,200	177,334
2017	871,200	177,334
Thereafter	54,987,871	6,789,023
	$58,591,471	$7,542,692

Income Statement And Balance Sheet Disclosures Of Discontinued Operations

	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013	2012

Rental and other property revenues	$1,325,455	$3,165,962	$5,115,263	$9,185,782
Property operating and other expenses	(1,171,238)	(1,850,709)	(3,474,746)	(5,306,554)
Depreciation and amortization	-	(775,347)	(440,115)	(3,229,292)
Operating income	154,217	539,906	1,200,402	649,936
Interest expense	(234,240)	(876,645)	(1,449,875)	(2,286,770)
Loss before gain from sale of rental property	(80,023)	(336,739)	(249,473)	(1,636,834)
Gain from sale of rental property	-	-	1,945,894	-
Income (loss) from discontinued operations	$(80,023)	$(336,739)	$1,696,421	$(1,636,834)

The following is a summary of the principal components of the Company’s assets and liabilities of discontinued operations:

	September 30, 2013	December 31, 2012
Operating properties held for sale	$35,079,125	$58,638,227
Other assets	1,256,834	2,270,906
Assets held for sale	$36,335,959	$60,909,133

Property indebtedness	$20,567,929	$39,481,392
Other liabilities	9,735,932	13,679,859
Liabilities related to assets held for sale	$30,303,861	$53,161,251